INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Line Items]
Income tax expense	$ 6,100	$ 15,524		$ 49,182	$ 75,385
Income from continuing operations before income taxes and equity earnings	$ 23,602	$ 28,352		$ 146,959	$ 209,339
Irish statutory tax rate	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing			$ 20,000